December 22, 2006
Via Edgar, Facsimile (202) 772-9204 and Federal Express
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington D.C. 20549

Attn:	H. Christopher Owings
Assistant Director

Re:	The Fashion House Holdings, Inc.
Registration Statement on Form SB-2 (File No. 333-136138)
Filed on July 28, 2006
Form 10-KSB for the Year Ended December 31, 2005 (File No. 033-07075-LA)
Filed on April 14, 2006
Dear Mr. Owings:
On behalf of The Fashion House Holdings., a Colorado corporation (the “Company”), we hereby transmit for filing pursuant to Rule 101(a) of Regulation S-T, Amendment No. 2 to Form SB-2 filed December 22, 2006 (“Amendment No. 2”). We have been advised that changes in Amendment No. 2 from the Amendment No. 1, as submitted herewith in electronic format, have been tagged.
Based upon the Staff’s review of Amendment No. 1, the Commission issued a comment letter dated December 7, 2006. The following consists of the Company’s responses to the Staff’s comment letter in identical numerical sequence. For the convenience of the Commission, each comment is repeated verbatim with the Company’s response immediately following.
Form SB-2
General
Selling Stockholders, page 38
1.	Comment: We note that you continue to list selling stockholders who do not appear to be offering any shares for resale. For example only, please tell us why you continue to include Westrec Capital, American Microcap, The Elevation Fund, Brookstreet Securities, Susan Hayes, and Neil Dabney. Please revise to disclose only the selling stockholders who are offering shares on this registration statement. In addition, please include a line showing the total amount being offered for resale.
BOSTON • DALLAS • HARRISBURG • LONDON • LOS ANGELES • MIAMI • NEWARK • NEW YORK • PALO ALTO • PITTSBURGH • SAN FRANCISCO • WASHINGTON

December 22, 2006
H. Christopher Owings,
Assistant Director
Response: We note your comment and have revised the Selling Stockholder table to show more clearly that certain stockholders are selling shares underlying warrants, as well as currently outstanding shares.

2.	Comment: We note that you include Mr. Michael Wyatt twice in the table. Please revise to show the total amount offered by each selling stockholder only once in the table. In addition, please describe any relationship to Mr. Christopher Wyatt.

Response: Pursuant to your comment, the table has been revised to include each selling stockholder only once. Furthermore, Mr. Michael Wyatt’s relationship to Christopher Wyatt has been described in footnote (17) of the table.
Plan of Distribution, page 50
3.	Comment: We note your response to comment 8 in our letter dated August 21, 2006. In the first full paragraph on page 51, you state that any affiliate of a broker-dealer whose shares are sold pursuant to this document will be deemed an underwriter if the securities were not purchased in the ordinary course of business and, at the time of the purchase, there were any agreements or understandings, directly or indirectly, with any person to distribute the securities. Further, in your selling stockholders table, you indicate in footnote (17) that several of your selling shareholders are affiliates of broker-dealers and received warrants from BSC, who received the warrants originally in connection with a private placement.

For each selling stockholder that is an affiliate of a broker-dealer, please disclose whether that particular selling shareholder purchased his or her shares in the ordinary course of business and whether, at the time of the purchase, there were any agreements or understandings, directly or indirectly, with any person to distribute the securities. If not, then please provide us with an analysis supporting your position that the resale of securities by these affiliates of broker-dealers is not an indirect primary offering.

Response:

Pursuant to your comment, we have revised the disclosure in footnote (18) (formerly footnote (17)) to clarify that the securities were issued in the ordinary course of business as compensation in connection with a private placement and that there were no agreements or understandings, directly or indirectly, with any person to distribute the securities. The resale of the securities by these affiliates of broker-dealers is not an indirect primary offering. The receipt of the securities was received as partial compensation for a private placement, which is a typical form of compensation of an agent of a private placement. Furthermore, each person who received warrants from Brookstreet (the agent) represented that the Securities were being acquired for investment purposes and not with a view to distribution.

December 22, 2006
H. Christopher Owings,
Assistant Director
Please do not hesitate to contact the undersigned or Eliel Flores, Esq. at (310) 552-5000 with any questions.
Sincerely,
/s/ Katherine Blair
Katherine Blair
cc:      John Hanna, The Fashion House Holdings, Inc.